COMMITMENTS AND CONTINGENCIES - Schedule of Future Minimum Capital Commitments Under Non-Cancelable Construction Contracts (Detail) ¥ in Thousands	Aug. 31, 2019 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Capital commitment for construction of schools	¥ 63,967